Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule Of Components Of Consolidated Statements Of Income And Equity
The aggregate amount of income taxes included in the Consolidated Statements of Income and the Consolidated Statements of Equity for the years ended December 31, were as follows:

(Dollars in thousands)	2015	2014	2013
Consolidated Statements of Income:
Income tax expense/(benefit) related to continuing operations	$10,941	$84,185	$(19,389)
Income tax expense/(benefit) related to discontinued operations	-	-	343
Consolidated Statements of Equity:
Income tax expense/(benefit) related to:
Pension and postretirement plans	(6,689)	(42,842)	39,394
Unrealized gains/(losses) on investment securities available-for-sale	(9,445)	18,135	(41,761)
Share-based compensation	(356)	7,220	1,569
Total	$(5,549)	$66,698	$(19,844)

Schedule Of Components Of Income Tax Expense/(Benefit)
The components of income tax expense/(benefit) related to continuing operations for the years ended December 31, were as follows:

(Dollars in thousands)	2015	2014	2013
Current:
Federal	$(5,059)	$83,916	$2,971
State	(8,258)	(3,461)	(13,792)
Foreign	62	1	10
Deferred:
Federal	19,487	(157)	4,771
State	4,706	3,872	(13,312)
Foreign	3	14	(37)
Total	$10,941	$84,185	$(19,389)

Schedule Of Computation Of Income Tax Expense Differed From The Amounts Computed By Applying Statutory Federal Income Tax Rate To Income/(Loss) From Continuing Operations Before Income Taxes
A reconciliation of expected income tax expense/(benefit) at the federal statutory rate of 35 percent to the total income tax expense from continuing operations follows:

(Dollars in thousands)	2015	2014	2013
Federal income tax rate	35%	35%	35%
Tax computed at statutory rate	$37,889	$111,381	$6,451
Increase/(decrease) resulting from:
State income taxes	7	8,786	(2,138)
Bank owned life insurance ("BOLI")	(4,897)	(6,671)	(6,646)
401(k) - employee stock ownership plan ("ESOP")	(714)	(659)	(568)
Tax-exempt interest	(6,507)	(5,798)	(5,094)
Non-deductible expenses	887	829	963
LIHTC credits and benefits, net of amortization	(7,239)	(8,075)	(3,222)
Other tax credits	(2,012)	(1,033)	(1,284)
Change in valuation allowance - DTA	(3,875)	(13,168)	(4,427)
Other changes in unrecognized tax benefits	(1,386)	(1,570)	(5,106)
Other	(1,212)	163	1,682
Total	$10,941	$84,185	$(19,389)

Certain previously reported amounts have been reclassified to agree with current presentation.

Schedule Of Deferred Tax Assets And Deferred Tax Liabilities Due To Temporary Differences
Temporary differences which gave rise to deferred tax assets and deferred tax liabilities on December 31, 2015 and 2014 were as follows:

(Dollars in thousands)	2015	2014
Deferred tax assets:
Loss reserves	$88,925	$100,569
Employee benefits	143,474	136,007
Accrued expenses	13,753	31,613
Capital loss carryforwards	40,499	44,445
Credit carryforwards	68,716	39,196
State NOL carryforwards	19,111	15,279
Other	18,970	24,097
Gross deferred tax assets	393,448	391,206
Valuation allowance	(40,806)	(44,584)
Deferred tax assets after valuation allowance	$352,642	$346,622
Deferred tax liabilities:
Depreciation and amortization	$32,177	$22,353
Federal Home Loan Bank stock	9,311	9,383
Investment in debt securities (ASC 320)	2,088	11,639
Other intangible assets	34,056	30,888
Prepaid expenses	10,893	9,874
Other	4,798	1,907
Gross deferred tax liabilities	93,323	86,044
Net deferred tax assets	$259,319	$260,578

Certain previously reported amounts have been reclassified to agree with current presentation.

Schedule Of Rollforward Of Unrecognized Tax Benefits
The rollforward of unrecognized tax benefits is shown below:

(Dollars in thousands)
Balance at December 31, 2013	$6,621
Increases related to prior year tax positions	960
Increases related to current year tax positions	868
Lapse of statutes	(3,242)
Balance at December 31, 2014	$5,207
Increases related to prior year tax positions	913
Decreases related to prior year tax positions	(428)
Increases related to current year tax positions	90
Lapse of statute	(2,109)
Balance at December 31, 2015	$3,673